Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	LEASES
Lease Assets
Baytex had the following right-of-use assets at December 31, 2020.

	Office Leases	Field Equipment	Vehicles and Other	Total
Balance, January 1, 2019 (1)	$14,775	$2,254	$969	$17,998
Additions	—	1,668	159	1,827
Modifications	(6)	4	19	17
Depreciation	(4,904)	(837)	(482)	(6,223)
Balance, December 31, 2019	$9,865	$3,089	$665	$13,619
Additions	20	962	203	1,185
Modifications	1,846	80	7	1,933
Depreciation	(3,799)	(1,381)	(459)	(5,639)
Balance, December 31, 2020	$7,932	$2,750	$416	$11,098
(1)The Company adopted IFRS 16 Leases on January 1, 2019 using the modified retrospective approach.

Lease Obligations
Baytex had the following future commitments associated with its lease obligations at December 31, 2020.

	December 31, 2020	December 31, 2019
Less than 1 year	$4,504	$6,216
1 - 3 years	4,302	7,748
3 - 5 years	3,044	604
After 5 years	—	—
Total lease payments	$11,850	$14,568
Amounts representing interest over the term of the lease	(774)	(685)
Present value of net lease payments	$11,076	$13,883
Less current portion of lease obligations	4,289	5,798
Non-current portion of lease obligations	$6,787	$8,085

The Company recorded interest expense related to its lease obligations of $0.4 million and recorded lease payments of $5.9 million for the year ended December 31, 2020 (December 31, 2019 - $0.6 million and 6.0 million, respectively).